J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan Income ETF

JPMorgan International Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan Short Duration Core Plus ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan BetaBuilders MSCI US REIT ETF

JPMorgan Inflation Managed Bond ETF

JPMorgan Realty Income ETF

JPMorgan Active Value ETF

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

JPMorgan Equity Premium Income ETF

JPMorgan Nasdaq Equity Premium Income ETF

JPMorgan Market Expansion Enhanced Equity ETF

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly JPMorgan Emerging Markets Equity Core ETF)

JPMorgan ActiveBuilders International Equity ETF

JPMorgan International Growth ETF

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

(formerly JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

JPMorgan Carbon Transition U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

JPMorgan Climate Change Solutions ETF

JPMorgan International Research Enhanced Equity ETF

JPMorgan Sustainable Infrastructure ETF

JPMorgan Sustainable Consumption ETF

JPMorgan Social Advancement ETF

JPMorgan Active Growth ETF

(each a “Fund,” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 15, 2022

to the Current Prospectuses, as supplemented

For the Fixed Income ETFs:

At a meeting held on August 11, 2022, the Board of Trustees of the Trust approved the addition of all of the Funds to an existing credit facility through which the Funds may enter into lending agreements to lend money or borrow money for temporary purposes directly to and from other funds advised by the Funds’ investment adviser.

SUP-ETF-1122-2

The following changes are to be effective as of November 1, 2022 (the “Effective Date”):

The following row, and each column, where applicable, is added to the table entitled “Investment Practices:”

Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-12	Credit Interest Rate Market

For the Equities ETFs:

At a meeting held on August 11, 2022, the Board of Trustees of the Trust approved the addition of all of the Funds to an existing credit facility through which the Funds may enter into lending agreements to lend money or borrow money for temporary purposes directly to and from other funds advised by the Funds’ investment adviser. This change will be effective as of November 1, 2022 (the “Effective Date”).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE